ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 -	ACCOUNTS RECEIVABLE

	December 31,
	2011	2010
	U.S. $ in thousands

Government authorities	76	36
Grants receivable from the CSO	236	391
	312	427